UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1:	Schedule of Investments

Vanguard International Explorer Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (97.0%)

Australia (2.4%)
James Hardie Industries NV	2,644,838	$17,715
Ansell Ltd.	1,883,284	14,609
Lion Nathan Ltd.	2,340,706	13,120
Just Group Ltd.	3,254,735	5,040

		50,484

Belgium (1.4%)
GIMV NV NPV	186,124	9,068
Compagnie Nationale a Portefeuille	24,920	5,997
Barco NV	78,700	5,761
Sofina SA	62,540	4,591
Kinepolis Group	83,390	2,943
* Elia System Operator SA	34,070	1,175

		29,535

China (0.4%)
Shenzhen Expressway Co. Ltd.	13,400,000	5,174
The Guangshen Railway Co., Ltd.	6,800,000	2,321

		7,495

Denmark (2.5%)
* Topdanmark A/S	300,000	21,758
* Jyske Bank A/S	280,800	13,213
Coloplast A/S B Shares	220,000	12,948
Thrane & Thrane A/S	70,000	2,777
H+H International A/S Class B	5,203	1,101

		51,797

Finland (3.0%)
YIT-Yhtyma Oyj	720,000	25,204
* Kone Oyj	180,000	12,287
OKO Bank (Osuuspankkien Keskuspankki Oyj)	725,000	12,271
Elisa Oyj Class A	375,970	6,764
* Cargotec Corp.	180,000	5,352

		61,878

France (5.8%)
Groupe Bourbon SA	311,341	22,126
Eiffage SA	230,000	21,152
Rodriguez Group	259,920	14,829
Nexity	305,000	12,916
* Saft Groupe SA	354,899	12,199
Kaufman & Broad SA	140,060	9,475
* Groupe Partouche SA	403,310	6,918
Compagnie des Alpes	72,459	5,089
Wendel Investissement	46,758	4,073
Viel et Compagnie	897,589	4,060
Tessi SA	59,962	3,782
Norbert Dentressangle	66,322	3,601
* CBo Territoria	290,000	1,021

		121,241

Germany (5.7%)
Hochtief AG	550,000	20,914
Grenkeleasing AG	390,486	19,301
* Techem AG	400,000	17,552
* Aareal Bank AG	350,000	12,312
Rheinmetall AG	197,470	11,043
Schwarz Pharma AG	200,000	9,974
* MTU Aero Engines Holdings AG	266,509	8,384
Bilfinger Berger AG	134,400	6,930
* CENTROTEC Sustainable AG	193,256	6,234
* Conergy AG	36,026	3,763
Vossloh AG	55,000	2,980
* WaveLight Laser Technologies AG	56,183	1,149

		120,536

Greece (2.7%)
Public Power Corp.	700,000	17,493
Babis Vovos International	1,053,661	16,113
Marfin Financial Group SA	440,000	8,337
Hellenic Exchanges SA	900,000	7,706
Mytilineos Holdings SA	412,990	6,009

		55,658

Hong Kong (0.9%)
ASM Pacific Technology Ltd.	1,400,000	6,526
Dah Sing Financial Group	618,800	4,514
Singamas Container Holdings Limited	6,938,000	4,269
Asia Satellite Telecommunications Holdings Ltd.	850,000	1,578
Fountain Set (Holdings) Ltd.	3,000,000	1,480
Kingmaker Footwear Holdings Ltd.	3,305,836	849

		19,216

India (1.0%)
*(1)Canara Bank Ltd. Warrants Exp. 8/25/2006	1,722,000	10,084
*(1)Zee Telefilm Warrants Exp. 5/19/2006	1,661,765	7,301
UTI Bank Ltd. GDR	600,000	3,582

		20,967

Indonesia (1.3%)
PT Bank Central Asia Tbk	44,857,000	16,677
PT Bank Rakyat Indonesia Tbk	31,000,000	10,089

		26,766

Ireland (2.1%)
C& C Group PLC	3,894,403	18,797
DCC PLC	613,130	13,581
Anglo Irish Bank Corp. PLC	679,349	9,147
FBD Holdings	77,063	2,799

		44,324

Italy (6.0%)
Azimut Holding SpA	2,907,047	19,769
Davide Campari - Milano SpA	2,350,000	18,322
Beni Stabili SpA	12,459,180	13,855
ACEA SpA	1,200,000	13,446
Compagnie Industriali Riunite SpA	4,038,250	12,622
Mondadori (Arnoldo) Editore SpA	1,139,650	11,553
Ergo Previdenza SpA	1,797,359	11,047
Autostrada Torino-Milano SpA	498,130	10,919
Sol SpA	1,241,486	6,938
Italmobiliare SpA Non-Convertible Risp	69,530	3,700
Italmobiliare SpA	52,020	3,603

		125,774

Japan (16.4%)
ARRK Corp.	286,000	13,656
XEBIO Co., Ltd.	370,000	12,605
Daicel Chemical Industries Ltd.	2,100,000	11,742
Q.P. Corp.	1,350,000	11,124
Gunze Ltd.	2,300,000	11,033
Dowa Mining Co. Ltd.	1,600,000	10,936
Tokyo Ohka Kogyo Co., Ltd.	500,000	10,361
Santen Pharmaceutical Co. Ltd.	450,000	10,242
Circle K Sunkus Co., Ltd.	470,000	10,241
Paris Miki Inc.	450,000	9,914
Nippon Sanso Corp.	1,800,000	9,468
Nippon Chemi-Con Corp.	1,580,000	8,972
Aica Kogyo Co., Ltd.	740,000	8,649
NAFCO Co., Ltd.	300,000	8,585
Nipro Corp.	560,000	8,375
Enplas Corp.	300,000	7,984
Ushio Inc.	400,000	7,824
Union Tool Co.	260,000	7,497
Sumitomo Warehouse Co. Ltd.	1,300,000	7,175
Sato Corp.	300,000	6,842
KOA Corp.	900,000	6,818
Katokichi Co., Ltd.	960,000	6,538
Hokuetsu Paper Mills, Ltd.	1,200,000	6,493
Sega Sammy Holdings Inc.	102,220	6,327
Eneserve Corp.	200,000	5,876
Plenus Co. Ltd.	175,000	5,767
Tamura Taiko Holdings, Inc.	700,000	5,722
Nissin Healthcare Food Service Co. Ltd.	350,000	5,612
Toyo Tire & Rubber Co., Ltd.	1,300,000	5,443
Idec Izumi Corp.	400,000	5,361
The Hiroshima Bank, Ltd.	1,200,000	5,344
Tsubaki Nakashima Co., Ltd.	400,000	5,205
Kureha Chemical Industry Co.	1,100,000	4,696
Nissan Chemical Industries, Ltd.	400,000	4,596
Arisawa Mfg. Co., Ltd.	200,000	4,464
Nishimatsu Construction Co.	1,200,000	4,312
Osaka Securities Exchange Co., Ltd.	1,000	4,172
TOC Co., Ltd.	1,025,000	4,090
WOWOW Inc.	1,140	3,851
Maeda Corp.	655,000	3,693
Saizeriya Co., Ltd.	270,000	3,543
Tokyo Leasing Co., Ltd.	255,800	3,543
eAccess Ltd.	5,000	3,459
Sanyo Chemical Industries, Ltd.	440,000	3,347
Japan Airport Terminal Co., Ltd.	314,000	2,932
Kissei Pharmaceutical Co.	150,000	2,838
OBIC Business Consultants Co., Ltd.	58,100	2,641
Mimasu Semiconductor Industry Co., Ltd.	189,000	2,623
Sohgo Security Services Co. , Ltd.	200,000	2,576
Belluna Co., Ltd.	88,000	2,499
AUCNET Inc.	120,000	2,337
Inaba Denki Sangyo Co., Ltd.	75,000	2,243
Nippon System Development Co., Ltd.	100,000	2,043
Chiyoda Co., Ltd.	93,900	1,697
NEC Systems	170,000	1,582
Tsuruha Co., Ltd.	40,000	1,343
Daiken Corp.	300,000	1,228
Toho Real Estate Co., Ltd.	242,000	1,218
ICOM Inc.	33,000	968
Osaka Securities Finance Co., Ltd.	230,000	897
Nagaileben Co., Ltd.	30,000	629
H.I.S Co., Ltd.	11,900	242
Daido Steel Co., Ltd.	33,000	148
*(1)Belluna Co. Ltd. Warrants Exp. 9/29/2006	1,500	-

		344,181

Netherlands (2.8%)
Fugro NV	695,984	18,887
Stork NV	250,000	11,830
Koninklijke Ten Cate NV	105,972	10,705
Heijmans NV	188,728	9,210
Koninklijke Vopak NV	150,000	4,029
Van Lanschot NV	50,000	3,098
Grolsch NV	70,641	2,025

		59,784

Norway (0.8%)
Findexa Ltd.	3,900,000	15,951

Singapore (1.4%)
* United Test and Assembly Center Ltd.	18,000,000	7,700
Sembcorp Industries Ltd.	4,230,000	6,986
Venture Corp. Ltd.	400,000	3,846
SIA Engineering Co. Ltd.	2,165,000	3,281
Singapore Airport Terminal Services Ltd.	1,967,000	2,736
MobileOne Ltd.	1,860,000	2,309
YHI International Ltd.	5,400,000	1,496
Seksun Corp. Ltd.	2,000,000	487

		28,841

South Korea (4.3%)
Daegu Bank	1,400,000	13,893
Pusan Bank	1,300,000	13,139
Hyundai Department Store Co., Ltd.	234,710	12,396
Hyundai Mobis	158,930	11,558
Kangwon Land Inc.	617,499	9,842
Seoul Securities Co., Ltd.	10,278,350	9,010
Daewoo Engineering & Construction Co., Ltd.	1,000,000	8,861
Yuhan Corp.	62,966	7,371
G2R Inc.	289,420	5,137

		91,207

Spain (2.6%)
Red Electrica de Espana SA	800,000	21,549
Enagas SA	1,210,000	21,191
Compania de Distribucion Integral Logista, SA	226,189	11,834

		54,574

Sweden (3.9%)
Swedish Match AB	1,600,000	20,036
Oriflame Cosmetics SA	800,000	18,874
* Transcom WorldWide SA	1,800,000	13,358
Saab AB	628,740	10,527
Axfood AB	400,000	9,585
D. Carnegie & Co. AB	792,120	9,029

		81,409

Switzerland (7.5%)
Sika Finanz AG (Bearer)	31,510	20,868
Helvetia Patria Holding AG	100,000	17,847
Geberit AG	25,000	16,874
Publigroupe SA	54,653	16,533
Kuoni Reisen Holding AG (Registered)	41,000	15,756
Jelmoli Holding AG	9,249	13,850
Schindler Holding AG (Ptg. Ctf.)	27,360	11,052
Lindt & Spruengli AG	6,500	10,111
BKW FMB Energie AG	143,740	9,699
Valora Holding AG	45,000	9,441
* Mobilezone Holding AG	1,698,833	7,129
Bank Sarasin & Cie AG	3,804	6,967

		156,127

Taiwan (1.5%)
* E.Sun Financial Holding Co., Ltd. GDR	716,355	14,590
*(1)Zyxel Communications Corp. Warrants Exp. 11/23/	2,500,000	6,254
*(1)Basso Industry Warrants Exp. 5/26/2006	2,063,260	5,181
*(1)Tong Yang Industry Co., Ltd. Warrants Exp. 4/7/	3,000,000	4,452

		30,477

Thailand (0.2%)
* Bank of Ayudhya PLC (Foreign)	18,000,000	5,102

United Kingdom (20.4%)
SIG PLC	1,450,000	16,768
Britannic Group PLC	1,500,000	16,489
Carillion PLC	2,650,000	13,085
Findel PLC	1,420,000	12,976
Babcock International Group PLC	3,600,000	11,479
Balfour Beatty PLC	1,850,000	11,313
Meggitt PLC	2,024,643	11,041
Inchape PLC	310,000	11,012
John Laing PLC	2,509,803	10,587
The Future Network PLC	7,200,000	10,213
Speedy Hire PLC	770,000	9,907
Alexon Group PLC	1,900,000	9,877
Bellway PLC	650,000	9,842
Intermediate Capital Group PLC	480,000	9,792
WS Atkins PLC	775,000	9,629
Greggs PLC	115,000	9,319
J.D. Wetherspoon PLC	1,900,000	9,295
Abbot Group PLC	2,000,000	9,030
Headlam Group PLC	1,200,000	8,953
Redrow PLC	1,200,000	8,856
Quintain Estates & Development PLC	900,000	8,837
Whatman PLC	1,801,504	8,817
Forth Ports PLC	380,000	8,749
The Peninsular & Oriental Steam Navigation Co.	1,500,000	8,298
Chrysalis Group PLC	3,000,000	8,291
ICAP PLC	1,500,000	8,072
Stagecoach Group PLC	3,900,000	7,810
Wilson Bowden PLC	370,000	7,468
The Go-Ahead Group PLC	320,000	7,280
First Choice Holidays PLC	2,200,000	7,258
Taylor Woodrow PLC	1,200,000	7,157
Close Brothers Group PLC	525,000	6,988
London Merchant Securities PLC	1,700,000	6,756
Domestic & General Group PLC	500,000	6,735
Paragon Group Cos. PLC	800,000	6,685
Nestor Healthcare Group PLC	2,149,235	6,577
* Cairn Energy PLC	250,000	6,575
National Express Group PLC	400,000	6,149
Care U.K. PLC	761,571	5,665
Shaftesbury PLC	850,000	5,567
Alfred McAlpine Group PLC	800,000	5,347
* CSR PLC	600,000	5,191
Devro PLC	2,300,000	5,020
BPP Holdings PLC	680,000	4,378
Goldshield Group PLC	850,000	4,181
AEA Technology PLC	2,581,250	4,160
Stanley Leisure PLC	381,818	3,638
* SCi Entertainment Group PLC	475,188	3,281
RM PLC	1,000,000	3,127
Ultra Electronics Holdings PLC	200,000	3,070
Bovis Homes Group PLC	241,151	2,789
Games Workshop Group PLC	400,000	2,700
* London Clubs International PLC	1,300,000	2,501
Liontrust Asset Management PLC	428,549	2,345
Low & Bonar PLC	1,323,677	2,298
Grainger Trust PLC	300,000	2,204
Lawrence PLC	350,000	2,173
French Connection Group, PLC	461,255	2,067
McCarthy & Stone PLC	100,000	988
Reed Health Group PLC	984,540	736

		427,391

TOTAL COMMON STOCKS
(Cost $1,599,521)		2,030,715

TEMPORARY CASH INVESTMENT (10.6%)

Vanguard Market Liquidity Fund, 3.267%**
(Cost $220,662)	220,661,565	220,662

TOTAL INVESTMENTS (107.6%)
(Cost $1,820,183)		2,251,377

OTHER ASSETS AND LIABILITIES--NET (-7.6%)		(158,065)

NET ASSETS (100%)		$2,093,312

*Non-income producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of these securities was $33,272,000, representing 1.6% of net assets.
GDR — Global Depositary Receipt.
(Ptg. Ctf.) — Participating Certificate.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $1,824,068,000. Net unrealized appreciation of investment securities for tax purposes was $427,309,000, consisting of unrealized gains of $458,739,000 on securities that had risen in value since their purchase and $31,430,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
	October 31, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	July 31, 2005 Market Value

Wedins Skor & Accessoarer AB	$1,213	$1,108	$2,404	$ -	$ -

Vanguard Mid-Cap Growth Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)
COMMON STOCKS (97.1%)

Auto & Transportation (5.0%)
Southwest Airlines Co.	906,000	$12,856
BorgWarner, Inc.	157,100	9,138
Gentex Corp.	312,600	5,571

		27,565

Consumer Discretionary (22.5%)
* Activision, Inc.	606,233	12,331
* Getty Images, Inc.	151,305	12,218
Marriott International, Inc. Class A	159,000	10,887
* Monster Worldwide Inc.	322,300	9,788
* Liberty Global Inc. Class A	191,902	9,104
* Scientific Games Corp.	290,400	7,951
Royal Caribbean Cruises, Ltd.	165,650	7,529
E.W. Scripps Co. Class A	142,800	7,216
Ross Stores, Inc.	263,100	6,972
* PETCO Animal Supplies, Inc.	240,500	6,703
Polo Ralph Lauren Corp.	128,100	6,308
* Education Management Corp.	178,850	6,215
* P.F. Chang's China Bistro, Inc.	103,541	5,901
* VeriSign, Inc.	205,700	5,412
* Urban Outfitters, Inc.	80,000	4,857
* Dolby Laboratories Inc.	254,330	4,840

		124,232

Financial Services (7.0%)
* CB Richard Ellis Group, Inc.	263,454	12,129
Paychex, Inc.	326,000	11,381
* Alliance Data Systems Corp.	252,500	10,749
UCBH Holdings, Inc.	221,000	4,038

		38,297

Health Care (19.8%)
C.R. Bard, Inc.	169,300	11,308
* Triad Hospitals, Inc.	222,800	11,066
* Protein Design Labs, Inc.	458,300	10,445
* Gen-Probe Inc.	235,745	10,394
* Charles River Laboratories, Inc.	203,000	9,886
* Cytyc Corp.	361,450	9,022
* VCA Antech, Inc.	349,300	8,292
Quest Diagnostics, Inc.	158,500	8,137
Cooper Cos., Inc.	101,894	7,000
* ResMed Inc.	102,400	6,861
* Stericycle, Inc.	104,450	6,071
* PacifiCare Health Systems, Inc.	72,200	5,502
* Caremark Rx, Inc.	116,000	5,171

		109,155

Other Energy (9.7%)
Peabody Energy Corp.	182,100	11,971
* National Oilwell Varco Inc.	224,400	11,747
* Nabors Industries, Inc.	125,200	8,194
* Ultra Petroleum Corp.	204,200	7,743
ENSCO International, Inc.	186,555	7,533
* Transocean Inc.	115,300	6,506

		53,694

Materials & Processing (3.6%)
Precision Castparts Corp.	119,200	10,726
Potash Corp. of Saskatchewan, Inc.	84,500	9,004

		19,730

Producer Durables (1.4%)
Rockwell Collins, Inc.	162,600	7,935

Technology (23.6%)
* Macromedia, Inc.	300,050	12,047
* Anteon International Corp.	231,000	10,845
* NVIDIA Corp.	397,400	10,754
* NAVTEQ Corp.	217,370	9,558
Rockwell Automation, Inc.	181,000	9,323
* Comverse Technology, Inc.	357,750	9,047
* Broadcom Corp.	204,800	8,759
* FLIR Systems, Inc.	256,200	8,426
* Jabil Circuit, Inc.	262,809	8,197
* Amdocs Ltd.	268,300	7,966
* Cognizant Technology Solutions Corp.	160,900	7,897
* International Rectifier Corp.	166,000	7,810
Adobe Systems, Inc.	223,400	6,622
* Network Appliance, Inc.	259,100	6,610
Scientific-Atlanta, Inc.	170,200	6,553

		130,414

Utilities (4.5%)
* NII Holdings Inc.	240,950	17,936
* Nextel Partners, Inc.	266,800	6,643

		24,579

TOTAL COMMON STOCKS
(Cost $432,701)		535,601

TEMPORARY CASH INVESTMENT (2.2%)

Vanguard Market Liquidity Fund, 3.267%
(Cost $11,958)	11,957,882	11,958

TOTAL INVESTMENTS (99.3%)
(Cost $444,659)		547,559

OTHER ASSETS AND LIABILITIES--NET (0.7		4,112

NET ASSETS (100%)		$551,671

*Non-income-producing security. **Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $444,659,000. Net unrealized appreciation of investment securities for tax purposes was $102,900,000, consisting of unrealized gains of $108,427,000 on securities that had risen in value since their purchase and $5,527,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (93.0%)

Auto & Transportation (4.8%)
Genuine Parts Co.	1,360,000	$62,274
Winnebago Industries, Inc.	1,555,700	60,034
Dana Corp.	2,025,000	31,813
Air France KLM ADR	1,075,200	17,526
Magna International, Inc. Class A	75,000	5,782

		177,429

Consumer Discretionary (22.1%)
* Weight Watchers International, Inc.	1,641,600	93,276
The Stanley Works	1,896,500	92,796
* Advance Auto Parts, Inc.	1,197,100	82,552
Royal Caribbean Cruises, Ltd.	1,808,600	82,201
* Tech Data Corp.	2,074,484	80,448
GTECH Holdings Corp.	2,673,400	80,095
Dollar General Corp.	3,886,900	78,982
May Department Stores Co.	1,595,300	65,487
Family Dollar Stores, Inc.	2,324,000	59,959
Mattel, Inc.	2,329,900	43,453
Service Corp. International	3,785,300	32,818
Dillard's Inc.	802,700	18,350

		810,417

Consumer Staples (9.3%)
Carolina Group	2,811,600	109,456
Reynolds American Inc.	1,167,000	97,223
UST, Inc.	1,768,200	81,373
* Dean Foods Co.	1,529,150	54,591

		342,643

Financial Services (24.9%)
* WellChoice Inc.	1,573,900	103,877
Ryder System, Inc.	2,498,500	97,416
People's Bank	3,079,875	96,462
Radian Group, Inc.	1,715,000	88,460
American Financial Realty Trust REIT	5,938,600	85,516
The South Financial Group, Inc.	2,771,600	80,265
Willis Group Holdings Ltd.	2,387,200	79,160
Equity Office Properties Trust REIT	2,212,100	78,419
TCF Financial Corp.	2,385,500	65,530
XL Capital Ltd. Class A	684,500	49,161
UnumProvident Corp.	1,731,000	33,149
Axis Capital Holdings Ltd.	1,039,700	29,943
CNA Financial Corp.	644,600	19,344
Hudson City Bancorp, Inc.	510,000	6,033

		912,735

Health Care (5.6%)
* Triad Hospitals, Inc.	1,704,600	84,667
Universal Health Services Class B	1,188,000	61,823
Valeant Pharmaceuticals International	1,696,400	33,470
* HealthSouth Corp.	5,089,200	27,278

		207,238

Integrated Oils (3.5%)
Marathon Oil Corp.	2,186,400	127,598

Other Energy (0.5%)
Reliant Energy, Inc.	1,206,700	16,001
NRG Energy, Inc.	102,000	3,912

		19,913

Materials & Processing (0.8%)
United States Steel Corp.	685,000	29,215

Producer Durables (5.2%)
American Power Conversion Corp.	3,709,900	104,285
Goodrich Corp.	1,923,600	85,100

		189,385

Technology (1.0%)
Micron Technology, Inc.	1,707,500	20,285
Solectron Corp.	4,557,000	17,499

		37,784

Utilities (10.6%)
Xcel Energy, Inc.	4,875,100	94,626
Pinnacle West Capital Corp.	1,981,600	90,757
CenterPoint Energy Inc.	6,092,200	83,707
Entergy Corp.	798,700	62,251
FirstEnergy Corp.	1,144,500	56,973

		388,314

Other (4.7%)
Hillenbrand Industries, Inc.	1,172,300	60,268
ITT Industries, Inc.	482,900	51,381
Brunswick Corp.	956,200	44,521
Domtar Inc.	2,196,300	16,033

		172,203

TOTAL COMMON STOCKS
(Cost $2,675,513)		3,414,874

TEMPORARY CASH INVESTMENTS (8.0%)

Money Market Fund (7.7%)
Vanguard Market Liquidity Fund, 3.267%**	281,416,831	281,417

	Face
	Amount
	($000)

U.S. Agency Obligations (0.3%)
Federal National Mortgage Assn. †
(1) 3.468%, 10/12/2005	$7,000	6,952
(1) 3.528%, 10/19/2005	3,000	2,978

		9,930

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $291,347)		291,347

TOTAL INVESTMENTS (101.0%)
(Cost $2,966,860)		3,706,221

OTHER ASSETS AND LIABILITIES--NET(-1.0%)		(35,997)

NET ASSETS (100%)		$3,670,224

*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Securities with a value of $9,930,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $2,966,860,000. Net unrealized appreciation of investment securities for tax purposes was $739,361,000, consisting of unrealized gains of $769,638,000 on securities that had risen in value since their purchase and $30,277,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.1% and 4.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	241	$74,517	$1,434
E-mini S&P 500 Index	595	36,795	19

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 21, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.